                      SUPPLEMENT DATED NOVEMBER 22, 2000 TO

                        PROSPECTUS DATED MAY 1, 2000 FOR

                        MODIFIED SINGLE PREMIUM DEFERRED

                           VARIABLE ANNUITY CONTRACTS

                                    ISSUED BY

                        NATIONWIDE LIFE INSURANCE COMPANY

                                   THROUGH ITS

                         NATIONWIDE VARIABLE ACCOUNT - 9

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.


1. THE "UNDERLYING MUTUAL FUND ANNUAL EXPENSES" TABLE LOCATED ON PAGE 10 OF YOUR PROSPECTUS IS AMENDED AS FOLLOWS:

                                         UNDERLYING MUTUAL FUND ANNUAL EXPENSES
                  (AS A PERCENTAGE OF UNDERLYING MUTUAL FUND NET ASSETS, AFTER EXPENSE REIMBURSEMENT)

-------------------------------------------------------------------------------------------------------------------------------
                                                                   Management       Other       12b-1 Fees     Total Mutual
                                                                      Fees        Expenses                     Fund Expenses
-------------------------------------------------------------------------------------------------------------------------------
Victory Variable Insurance Funds - Diversified Stock Fund:           0.00%          1.00%          0.00%           1.00%
Class A
-------------------------------------------------------------------------------------------------------------------------------
Victory Variable Insurance Funds - Small Company Opportunity         0.00%          1.00%          0.00%           1.00%
Fund: Class A
-------------------------------------------------------------------------------------------------------------------------------

The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value in calculating the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

Some underlying mutual funds are subject to fee waivers and expense reimbursements. These fee waivers and expense reimbursements may be terminated at any time by the underlying mutual fund or the funds' investment advisors, as applicable. The following chart shows what the expenses would have been for such funds without fee waivers and expense reimbursements.

-------------------------------------------------------------------------------------------------------------------------------
                                                                  Management        Other      12b-1 Fees       Total Mutual
                                                                     Fees         Expenses                      Fund Expenses
-------------------------------------------------------------------------------------------------------------------------------
Victory Variable Insurance Funds - Diversified Stock Fund:           0.30%          2.15%         0.00%           2.45%
Class A
-------------------------------------------------------------------------------------------------------------------------------
Victory Variable Insurance Funds - Small Company Opportunity         0.30%          4.78%         0.00%           5.08%
Fund: Class A
-------------------------------------------------------------------------------------------------------------------------------

(1)These figures reflect expenses that have been restated to reflect estimates of current fees for the current fiscal year.

Key-0009-2

2. THE "EXAMPLE" CHART LOCATED ON PAGE 13 OF YOUR PROSPECTUS, IS AMENDED WITH RESPECT TO THE FUNDS BELOW AS FOLLOWS:

THE FOLLOWING CHART SHOWS THE EXPENSES (IN DOLLARS) THAT WOULD BE INCURRED UNDER THIS CONTRACT ASSUMING A $1,000 INVESTMENT, 5% ANNUAL RETURN, AND NO CHANGE IN EXPENSES. THESE DOLLAR FIGURES ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN BELOW.


THE CHART REFLECTS THE EXPENSES OF BOTH THE VARIABLE ACCOUNT AND THE UNDERLYING MUTUAL FUNDS. A 7 YEAR CDSC SCHEDULE AND AN ASSUMED VARIABLE ACCOUNT CHARGE OF 2.70% WHICH IS THE MAXIMUM CHARGE FOR THE MAXIMUM NUMBER OF RIDER OPTIONS.


FOR THOSE CONTRACTS THAT DO NOT ELECT THE MAXIMUM NUMBER OF RIDER OPTIONS, THE EXPENSES ARE REDUCED. DEDUCTIONS FOR PREMIUM TAXES ARE NOT REFLECTED BUT MAY APPLY.


----------------------------------------------------------------------------------------------------------------------------
                                  If you surrender your       If you do not surrender your   If you annuitize your contract
                                contract at the end of the     contract at the end of the           at the end of the
                                  applicable time period         applicable time period          applicable time period
----------------------------------------------------------------------------------------------------------------------------
                                 1       3      5       10      1       3       5       10     1       3       5       10
                                Yr.     Yrs.   Yrs.    Yrs.    Yr.     Yrs.    Yrs.    Yrs.   Yr.     Yrs.    Yrs.    Yrs.
----------------------------------------------------------------------------------------------------------------------------
Victory Variable Insurance      102     172    235     409     39      118     199     409     *      118     199     409
Funds - Diversified Stock
Fund: Class A
----------------------------------------------------------------------------------------------------------------------------
Victory Variable Insurance      102     172    235     409     39      118     199     409     *      118     199     409
Funds - Small Company
Opportunity Fund: Class A
----------------------------------------------------------------------------------------------------------------------------

Key-0009-2